Result of the Year - Summary of Employee Costs, Including Remuneration to Board of Directors and Executive Management (Details) kr in Thousands	12 Months Ended
	Dec. 31, 2020 DKK (kr) Employee	Dec. 31, 2019 DKK (kr) Employee	Dec. 31, 2018 DKK (kr) Employee
Classes Of Employee Benefits Expense [Abstract]
Salaries	kr 131,606	kr 68,719	kr 42,243
Cash bonus	40,481	8,707	4,583
Share-based compensation (Note 2.5)	27,258	2,405	2,145
Pension	11,313	5,561	3,058
Other social security contributions	5,172	875	326
Other staff costs	3,083	862	966
Total employee costs excluding board remuneration	218,913	87,129	53,321
Board remuneration (Note 4.5)	3,469	2,888	2,763
Board share-based compensation (Note 2.5 and Note 4.5)	846	145
Total employee costs	223,228	90,162	56,084
Recognized as follows in the statement of Profit or Loss
Research and development expenses	96,108	64,167	40,281
General and administrative expenses	127,120	25,995	15,803
Total employee costs	kr 223,228	kr 90,162	kr 56,084
Average number of full-time employees | Employee	117	74	46
Year-end number of full-time employees | Employee	141	86	57